CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY
Revenues:
Online game services	$ 17,325,820	109,046,980	106,471,474	795,969,183
Other revenues	543,164	3,418,618	2,042,108	6,660,168
Revenue, Net, Total	17,868,984	112,465,598	108,513,582	802,629,351
Sales taxes	(967,452)	(6,089,044)	(5,675,992)	(42,113,498)
Net revenues	16,901,532	106,376,554	102,837,590	760,515,853
Cost of services	(6,215,223)	(39,117,993)	(103,256,343)	(712,472,751)
Gross profit (loss)	10,686,309	67,258,561	(418,753)	48,043,102
Operating expenses:
Product development	(33,702,780)	(212,121,930)	(139,431,649)	(114,443,552)
Sales and marketing	(14,378,478)	(90,496,700)	(63,290,886)	(112,517,602)
General and administrative	(27,751,521)	(174,665,299)	(112,692,772)	(225,051,424)
Impairment of equipment, intangible assets and goodwill	0	0	(37,949,452)	(78,871,643)
Total operating expenses	(75,832,779)	(477,283,929)	(353,364,759)	(530,884,221)
Other operating income	4,129,872	25,993,004	0	0
Loss from operations	(61,016,598)	(384,032,364)	(353,783,512)	(482,841,119)
Interest income, net	4,832,674	30,416,367	23,183,239	30,501,101
Other income (expenses), net	(103,750)	(652,993)	19,258,286	61,840,303
Loss before income tax benefit (expense), gain on investment disposal, impairment loss on investments and share of loss in equity investments	(56,287,674)	(354,268,990)	(311,341,987)	(390,499,715)
Income tax benefit (expense)	(26)	(165)	(7,368,020)	5,535,866
Loss before gain on investment disposal, impairment loss on investments and share of loss in equity investments	(56,287,700)	(354,269,155)	(318,710,007)	(384,963,849)
Gain on investment disposal	7,059,979	44,434,802	6,827,900	0
Impairment loss on investments	0	0	(196,115,321)	(22,412,269)
Share of loss in equity investments, net of taxes	(530,928)	(3,341,607)	(10,713,295)	(2,555,515)
Net loss	(49,758,649)	(313,175,960)	(518,710,723)	(409,931,633)
Less: Net loss attributable to noncontrolling interest	(4,583,172)	(28,846,029)	(19,099,129)	(4,779,226)
Net loss attributable to holders of ordinary shares	(45,175,477)	(284,329,931)	(499,611,594)	(405,152,407)
Net loss	(49,758,649)	(313,175,960)	(518,710,723)	(409,931,633)
Other comprehensive loss:
Transfer to earnings of other- than-temporary impairment loss on available-for-sale investments	0	0	0	(13,643,131)
Currency translation adjustments	(683,973)	(4,304,857)	(2,511,883)	0
Comprehensive loss	(50,442,622)	(317,480,817)	(521,222,606)	(423,574,764)
Less: Comprehensive loss attributable to noncontrolling interest	(4,652,048)	(29,279,528)	(19,514,314)	(4,779,226)
Comprehensive loss attributable to holders of ordinary shares	$ (45,790,574)	(288,201,289)	(501,708,292)	(418,795,538)
Net loss attributable to holders of ordinary shares per share
- Basic and diluted	$ (1.81)	(11.39)	(19.89)	(15.94)
Weighted average number of shares outstanding
- Basic and diluted	24,956,197	24,956,197	25,121,679	25,414,620